Reserves	12 Months Ended
Dec. 31, 2012
Reserves
Reserves

10.  RESERVES

The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2012				December 31, 2011
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Life insurance no longer offered	$767	$2	$598	$3	$979	$2	$623	$7
FFG, LTC and other disposed businesses	132,614	2,710	21,784	1,671	124,602	2,755	17,711	1,530
All other	3,066	7	242	138	313	13	2,422	116
Short Duration Contracts:
Group term life	0	45	8,199	832	0	40	9,772	1,632
Group disability	0	76	75,895	3,766	0	70	84,695	4,250
Medical	0	2	775	40	0	2	1,001	40
Dental	0	104	46	493	0	61	53	569
Credit life and disability	0	308	846	727	0	912	1,494	2,515
Other	0	2	0	13	0	0	0	0
Total	$136,447	$3,256	$108,385	$7,683	$125,894	$3,855	$117,771	$10,659

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2009, gross of reinsurance	$10,871	$99,547
Less: Reinsurance ceded and other (1)	(217)	(33,313)
Balance as of January 1, 2010, net of reinsurance	10,654	66,234
Incurred losses related to:
Current year	2,467	11,802
Prior year's interest	453	3,426
Prior year(s)	(1,111)	(7,132)
Total incurred losses	1,809	8,096
Paid losses related to:
Current year	1,190	972
Prior year(s)	1,261	(12,528)
Total paid losses	2,451	(11,556)
Balance as of December 31, 2010, net of reinsurance	10,012	85,886
Plus: Reinsurance ceded and other (1)	310	3,461
Balance as of December 31, 2010, gross of reinsurance	10,322	89,347
Less: Reinsurance ceded and other (1)	(310)	(3,461)
Balance as of January 1, 2011, net of reinsurance	10,012	85,886
Incurred losses related to:
Current year	4,058	11,920
Prior year's interest	441	4,130
Prior year(s)	(838)	835
Total incurred losses	3,661	16,885
Paid losses related to:
Current year	1,563	2,230
Prior year(s)	1,097	16,256
Total paid losses	2,660	18,486
Balance as of December 31, 2011, net of reinsurance	11,013	84,285
Plus: Reinsurance ceded and other (1)	391	4,660
Balance as of December 31, 2011, gross of reinsurance	$11,404	$88,945
Less: Reinsurance ceded and other (1)	(391)	(4,660)
Balance as of January 1, 2012, net of reinsurance	11,013	84,285
Incurred losses related to:
Current year	2,366	7,275
Prior year's interest	418	3,806
Prior year(s)	(866)	(1,670)
Total incurred losses	1,918	9,411
Paid losses related to:
Current year	1,486	1,200
Prior year(s)	2,587	17,505
Total paid losses	4,073	18,705
Balance as of December 31, 2012, net of reinsurance	8,858	74,991
Plus: Reinsurance ceded and other (1)	173	4,670
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661

(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior years" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior years" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in 2012 and 2010 due to actual claim recovery rates exceeding those assumed in prior year reserves. However, case reserves and IBNR show a deficiency in 2011, due to actual claim recovery rates being less than those assumed in prior year reserves. The relatively small size of the block can lead to volatile results year over year.

The Company's group disability products include short and long-term disability coverage. Case reserves and IBNR for long-term disability incurred in 2010 and earlier have been discounted at 5.25% while they have been discounted 4.75% for claims incurred in 2011 and later. The December 31, 2012 and 2011 liabilities net of reinsurance include $74,077 and $83,392, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2012 and 2011 are $24,038 and $28,450, respectively.

Long Duration Contracts

The Company's long duration contracts are primarily comprised of life insurance policies (no longer offered) and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.

FFG and LTC

Reserves for business previously disposed of by FFG and LTC are included in the Company's reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 9 for further information.

The Company recorded an out-of-period adjustment in 2012 in the amount of $411 ($267, net of tax) to properly reflect our reserves. The Company does not consider the adjustment to be material to the 2012 or prior period financial statements.